REAL ESTATE OWNED (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Balance at beginning of year	$ 1,593	$ 1,846
Loans transferred to real estate owned	421	2,065
Capitalized expenditures	152	57
Valuation adjustments	(151)	(87)
Disposals	(1,488)	(2,288)
Balance at end of year	$ 527	$ 1,593